Stock Incentive and Employee Benefit Plan - Schedule of Stock Options Outstanding Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options Outstanding, Beginning Balance		1,028
Options Outstanding, Granted	3
Options Outstanding, Forfeited/Cancelled	(30,000)
Options Outstanding, Ending Balance	1,001,000		1,028
Vested and expected to vest as of March 31, 2025	1,001,000
Options Outstanding, Exercisable	812,000
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 138.23
Weighted Average Exercise Price, Granted	15.99
Weighted Average Exercise Price, Forfeited/Cancelled	95.21
Weighted Average Exercise Price, Outstanding, Ending Balance	139.2	$ 138.23
Weighted-Average Exercise Price,Vested and expected to vest as of March 31, 2025	139.2
Weighted Average Exercise Price, Exercisable	$ 124.95
Outstanding, Weighted-average Remaining Contractual Life, (in Years)	5 years 7 months 6 days	6 years 4 months 24 days
Weighted-Average Remaining Contractual Life, in year,Vested and expected to vest as of June 30, 2025	5 years 7 months 6 days
Exercisable, Weighted-average Remaining Contractual Life, (in Years)	5 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding	$ 65	$ 0
Aggregate Intrinsic Value ,Vested and expected to vest as of June 30, 2025	65
Aggregate Intrinsic Value, Exercisable	$ 51
Previously Reported [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options Outstanding, Beginning Balance	1,028	946
Options Outstanding, Granted		129
Options Outstanding, Exercised		(4)
Options Outstanding, Forfeited/Cancelled		(43)
Options Outstanding, Ending Balance		1,028	946
Vested and expected to vest as of March 31, 2025		1,028
Options Outstanding, Exercisable		727
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 138.23	$ 153.15
Weighted Average Exercise Price, Granted		33.21
Weighted Average Exercise Price, Exercised		51.67
Weighted Average Exercise Price, Forfeited/Cancelled		160.56
Weighted Average Exercise Price, Outstanding, Ending Balance		138.23	$ 153.15
Weighted-Average Exercise Price,Vested and expected to vest as of March 31, 2025		138.23
Weighted Average Exercise Price, Exercisable		$ 113.01
Outstanding, Weighted-average Remaining Contractual Life, (in Years)		6 years 5 months 4 days	7 years 6 months
Weighted-Average Remaining Contractual Life, in year,Vested and expected to vest as of June 30, 2025		6 years 5 months 4 days
Exercisable, Weighted-average Remaining Contractual Life, (in Years)		5 years 6 months
Aggregate Intrinsic Value, Outstanding		$ 0	$ 7,459
Aggregate Intrinsic Value ,Vested and expected to vest as of June 30, 2025		0
Aggregate Intrinsic Value, Exercisable		$ 0